DESCRIPTION OF BUSINESS AND GENERAL (Details) ₪ in Thousands, $ in Thousands		1 Months Ended																										12 Months Ended
	Jan. 02, 2019 ILS (₪)	Nov. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ILS (₪)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 ILS (₪)	Oct. 31, 2019 USD ($)	Oct. 30, 2019 ILS (₪)	Sep. 26, 2019 ILS (₪)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Apr. 30, 2014 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ILS (₪)	Oct. 01, 2018 USD ($)
Proceeds from related party debt		$ 99																										$ 102		$ 121	$ 113
Working capital deficit																												8,600
Accumulated deficit																												(17,112)		(19,720)
Net income loss																												2,608		1,793	$ (2,607)
Percentage of shareholders in rights offering of cash investment		100.00%								69.60%	69.60%
Cash investment		$ 5,700								$ 3,400
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants																											$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants																											17.00%
Debt service ratio required to be maintained under debt covenants																											1.5
Minimum [Member]
Adjusted shareholders equity																														$ 2,500
Nistec [Member]
Proceeds from related party debt												$ 2,500					$ 290		$ 1,200						$ 1,400
Proceeds from line of credit			$ 1,200				$ 1,700						$ 580		$ 2,000
Period of line of credit			5 years	5 years
Adjusted shareholders equity																																	$ 2,500
Remaining loan amount																												2,800
Investment amount										2,500
Aggregate principal loan amount																												$ 3,100
Interest rate			Prime + 1.50%,	Prime + 1.50%,
Nistec [Member] | First Half of the Loans [Member]
Interest rate									Prime + 1%
Nistec [Member] | Second Half of the Loans [Member]
Interest rate	Prime + 1.75%
Nistec [Member] | Bank HaPoalim [Member]
Proceeds from related party debt										290
Proceeds from line of credit					$ 1,300								620										$ 1,300
Period of line of credit																							1 year	1 year
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt										870											$ 840
Nistec [Member] | Bank Leumi [Member]
Proceeds from related party debt										$ 580
Proceeds from line of credit													$ 580
Nistec [Member] | NIS [Member]
Proceeds from related party debt | ₪																		₪ 1,000		₪ 4,000						₪ 5,000
Proceeds from line of credit | ₪				₪ 4,000				₪ 6,000						₪ 2,000		₪ 7,000
Remaining loan amount | ₪																													₪ 10,000
Aggregate principal loan amount | ₪																																₪ 10,000
Nistec [Member] | NIS [Member] | First Half of the Loans [Member]
Aggregate principal loan amount | ₪									₪ 5,000
Nistec [Member] | NIS [Member] | Second Half of the Loans [Member]
Aggregate principal loan amount | ₪	₪ 5,000
Nistec [Member] | NIS [Member] | Bank HaPoalim [Member]
Proceeds from related party debt | ₪											₪ 1,000
Proceeds from line of credit | ₪						₪ 4,500								2,250										₪ 4,500
Nistec [Member] | NIS [Member] | Mizrahi-Tefahot Bank [Member]
Proceeds from related party debt | ₪											3,000											₪ 3,000
Nistec [Member] | NIS [Member] | Bank Leumi [Member]
Proceeds from related party debt | ₪											₪ 2,000
Proceeds from line of credit | ₪														₪ 2,000